Bank Loans - Schedule of Long-Term Bank Loans (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Long-Term Bank Loans [Line Items]
Total		$ 2,860,805	$ 3,334,473
Less: Long-term bank loans - current portion		(1,896,179)	(1,567,487)
Long-term bank loans - non-current portion		964,626	1,766,986
Longwan RCB [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[1]	1,083,137	1,424,989
Longwan RCB [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[2]	675,238	698,244
Wenzhou Minshang Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total	[3]	$ 1,102,430	$ 1,211,240

[1]

On April 19, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $358,290 (RMB2,600,000) for a term from April 19, 2022 to March 28, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loan. The Company’s CEO and his family members also provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $63,390 (RMB460,000) of principal as of September 30, 2024. The remaining balance was fully repaid upon maturity on March 27, 2025.

On September 14, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $826,822 (RMB6,000,000) from September 14, 2022 to September 8, 2025 at a fixed annual interest rate of 5.45%. WFOE guaranteed for the repayment of the loans. The Company’s CEO also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans.

On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $256,315 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. The Company’s CEO and his family members also provided personal guaranty for the repayment of the loans. The Company’s CEO and his wife pledged their personal properties as collateral to secure the loans.

[2]	On January 16, 2023, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $675,238 (or RMB4,900,000) for a term from January 17, 2023 to January 16, 2026 at a fixed rate of 4.56% per annum. WFOE and the Company’s CEO guaranteed for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.
[3]	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,171,332 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $68,902 (or RMB500,000) as of March 31, 2025.